Operating Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating Leases	Operating leases
    Lease costs recorded under operating leases were as follows:

	Year ended
	December 31, 2020	December 31, 2019
	(in thousands)

Operating lease costs	$31,088	$34,759
Income from sub-leases	(940)	(1,761)
Net operating lease costs	$30,148	$32,998

Of the total cost of $30.1 million incurred in the year ended December 31, 2020, $27.6 million is recorded within selling, general and administration costs and $2.5 million is recorded within direct costs. Of the total cost of $33.0 million incurred in the year ended December 31, 2019, $30.5 million is recorded within selling, general and administration costs and $2.5 million is recorded within direct costs.
    During the years ended December 31, 2020 and December 31, 2019, the Group did not incur any costs related to variable lease payments.
    The adoption of ASC 842 resulted in the recognition of operating right-of-use assets and lease liabilities of $106.5 million at January 1, 2019. Right-of-use assets obtained, in exchange for lease obligations, net of early termination options now reasonably certain to be exercised, during the years ended December 31, 2020 and December 31, 2019 totaled $12.1 million and $29.5 million, respectively. During the year ended December 31, 2020, office consolidations resulted in the recognition of an onerous lease obligation. The right-of-use assets related to these offices have been impaired to the extent they are considered onerous and a loss of $5.4 million was recorded (see note 14 - Restructuring charges). No impairment losses were recognized during the year ended December 31, 2019.
The weighted average remaining lease term and weighted-average discount rate at December 31, 2020 were 4.45 years and 2.53%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2019 were 5.19 years and 2.91%, respectively.
    Future minimum lease payments under non-cancelable leases as of December 31, 2020 were as follows:

Minimum rental
payments
(in thousands)
2021	$26,164
2022	21,510
2023	16,108
2024	10,165
2025	6,046
Thereafter	10,490
Total future minimum lease payments	90,483
Lease imputed interest	(5,348)
Total	$85,135
    Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $24.3 million and $28.3 million have been included in other liabilities as at December 31, 2020 and December 31, 2019, respectively.